EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
As of December 31, 2019 and 2020, the Company’s share capital is composed of ordinary shares, as follows:

	Number of Ordinary Shares
	December 31,
	2019	2020

Authorized share capital	500,000,000	1,500,000,000

Issued and paid-up share capital	171,269,528	349,169,545

	In USD and NIS Amounts
	December 31,
	2019	2020

Authorized share capital (in NIS)	50,000,000	150,000,000

Issued and paid-up share capital (in NIS)	17,126,953	34,916,955

Issued and paid-up share capital (in USD)	4,691,734	9,869,795

Schedule of Amounts Outstanding Under Employee Share Incentive Plan
The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2018		2019		2020
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	10,651,097	4.4	11,459,697	4.2	19,358,913	2.6
Granted	2,853,080	2.8	11,057,600	1.3	18,689,300	0.5
Forfeited and expired	(1,649,090)	4.0	(3,084,834)	3.9	(1,776,037)	2.2
Exercised	(395,390)	0.4	(73,550)	0.1	(290,597)	0.1
Outstanding at end of year*	11,459,697	4.2	19,358,913	2.6	35,981,579	1.5
Exercisable at end of year	4,489,816	5.9	5,353,089	5.1	11,535,679	3.2

*
As of December 31, 2018, 2019 and 2020, includes 1,163,018, 2,225,704 and 2,421,799 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

Schedule of Options Outstanding by Exercise Price Range
Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	As of December 31,
	2018		2019		2020
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 2.00	1,416,176	8.8	11,676,900	9.9	28,888,767	9.3
2.01-5.00	8,215,166	8.1	6,341,033	7.3	5,866,532	6.3
5.01-10.00	1,089,875	4.3	822,300	3.9	707,600	3.1
10.01-20.00	738,480	3.3	518,680	3.2	518,680	1.9
	11,459,697	7.5	19,358,913	8.6	35,981,579	8.6

Schedule of Assumptions Used to Value Options
The fair value of equity instruments granted to employees through December 31, 2020 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2018	2019	2020
Expected dividend yield	0%	0%	0%
Expected volatility	63%	61%	63%
Risk-free interest rate	2%	3%	1%
Expected life of options (in years)	6	6	6